FAIR VALUE OF FINANCIAL INSTRUMENTS - Level 3 Financial Assets and Liabilities (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	$ 61,402		$ 61,402
Financial liabilities	(293,079)		(293,079)
Balance, beginning of period			59,010
Balance, beginning of period			286,537
Balance, end of period	61,402		61,402
Balance, end of period	293,079		293,079
Level 3
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	8,733		8,733
Financial liabilities	(3,231)		(3,231)
Balance, beginning of period			8,801
Balance, beginning of period			3,518
Balance, end of period	8,733		8,733
Balance, end of period	3,231		3,231
Level 3 | At fair value
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	8,733		8,733
Financial liabilities	(3,231)		(3,231)
Balance, beginning of period	8,376		8,801
Balance, beginning of period	3,292		3,518
Gains (losses) recognised in profit or loss including exchange differences, fair value measurement, assets	74		154
Gains (losses) recognised in profit or loss including exchange differences, fair value measurement, liabilities	(125)		(399)
Gains (losses) recognised in other comprehensive income including exchange differences, fair value measurement, assets	94		51
Gains (losses) recognised in other comprehensive income including exchange differences, fair value measurement, liabilities	134		129
Additions, net of disposals	185		343
Additions, net of disposals	(74)		31
Balance, end of period	8,733		8,733
Balance, end of period	3,231		3,231
Transfers into Level 3 of fair value hierarchy, assets	0		(6)
Transfers into Level 3 of fair value hierarchy, liabilities		$ 0	0
Transfers out of Level 3 of fair value hierarchy, liabilities	4		48
Transfers out of Level 3 of fair value hierarchy, assets	4		622
Level 3 | Accounts payable and other
Disclosure of carrying value and fair value of assets and liabilities
Financial liabilities	(3,086)		(3,086)
Balance, beginning of period			3,259
Balance, end of period	3,086		3,086
Level 3 | Subsidiary equity obligations
Disclosure of carrying value and fair value of assets and liabilities
Financial liabilities	(145)		(145)
Balance, beginning of period			259
Balance, end of period	145		145
Level 3 | Discounted cash flows | Accounts payable and other
Disclosure of carrying value and fair value of assets and liabilities
Financial liabilities	(3,086)		(3,086)
Balance, end of period	3,086		3,086
Level 3 | Discounted cash flows | Subsidiary equity obligations
Disclosure of carrying value and fair value of assets and liabilities
Financial liabilities	(145)		(145)
Balance, end of period	145		145
Corporate bonds | Level 3
Disclosure of carrying value and fair value of assets and liabilities
Financial assets
Balance, beginning of period			777
Corporate bonds | Level 3 | Discounted cash flows
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	726		726
Balance, end of period	726		726
Fixed income securities and other | Level 3
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	5,416		5,416
Balance, beginning of period			4,903
Balance, end of period	5,416		5,416
Fixed income securities and other | Level 3 | Discounted cash flows
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	5,416		5,416
Balance, end of period	5,416		5,416
Equity investments [member] | Level 3
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	2,509		2,509
Balance, beginning of period			3,015
Balance, end of period	2,509		2,509
Equity investments [member] | Level 3 | Black-Scholes model
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	2,509		2,509
Balance, end of period	2,509		2,509
Accounts receivable and other | Level 3 | Discounted cash flows
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	66		66
Balance, end of period	$ 66		$ 66